Investments in associates and joint ventures (Details 2) shares in Millions, $ in Millions	12 Months Ended
Jun. 30, 2026 ARS ($) shares
Statement [Line Items]
(Loss) / profit for the year	$ 394,081
BHSA [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Financial
Common share 1 vote | shares	436,780,922
Share capital (nominal value)	$ 1,500
(Loss) / profit for the year	54,205
Shareholders equity	$ 637,787
BACS [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Financial
Common share 1 vote | shares	33,125,751
Share capital (nominal value)	$ 88
(Loss) / profit for the year	2,078
Shareholders equity	$ 41,175
New Lipstick [Member]
Statement [Line Items]
Place of business / Country of incorporation	USA
Main activity	Real estate
Common share 1 vote | shares	23,631,037
Share capital (nominal value)	$ 47
(Loss) / profit for the year	(1)
Shareholders equity	$ (51)
Nuevo Puerto Santa Fe [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Real estate
Common share 1 vote | shares	138,750
Share capital (nominal value)	$ 28
(Loss) / profit for the year	2,798
Shareholders equity	$ 18,738
Investment La Rural S. A. [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Organization of events
Common share 1 vote | shares	714,998
Share capital (nominal value)	$ 1
(Loss) / profit for the year	32,364
Shareholders equity	$ 75,717